Restatement (Tables)	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheet
	September 30,	Restatement	September 30,
	2021	Adjustment	2021
	(As Reported)		(As Restated)

ASSETS
Current assets:
Cash	$1,082	$-	$1,082
Prepaid expenses	-	-	-
Total current assets	1,082	-	1,082

Total assets	$1,082	$-	$1,082

LIABILITIES AND STOCKHOLDERS' DEFICIT

Current liabilities:
Accounts payable and accrued expenses	$4,218,421	$24,400	$4,242,821
Accrued payroll and related expenses	4,037,298	-	4,037,298
Deferred revenue	25,000	-	25,000
Advances	122,000	-	122,000
Non-convertible notes payable, current portion, net of debt discount of $15,862 and $0, respectively	1,759,589	493	1,760,082
Derivative liabilities	4,289,634	-	4,289,634
Convertible notes payable	3,063,970	-	3,063,970
Total current liabilities	17,515,912	24,893	17,540,805

Non-convertible notes payable, net of debt discount of $1,636 and $0, respectively	128,857	(493)	128,364
PPP note payable	-	-	-
Total liabilities	17,644,769	24,400	17,669,169

Commitments and contingencies (See Note 9)

Stockholders' deficit:
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series X, $0.0001 par value, $20,000 stated value, 100 shares authorized; 26.05 and 16.05 shares issued and outstanding, respectively	-	-	-
Preferred stock - Series Y, $0.001 par value, $20,000 stated value, 1,000 shares authorized; 720.515674 and 654.781794 shares issued; 720.515674 and 626.995464 shares outstanding, and 0 and 27.78633 to be issued, respectively	1	-	1
Preferred stock - Series Z, $0.001 par value, $20,000 stated value, 500 shares authorized; 500 and 0 shares issued; 0 and 0 shares outstanding, and 500 and 0 to be issued, respectively	1	-	1
Preferred stock - Series C, $0.001 par value, 1,000 shares authorized; 1,000 shares issued and outstanding	1	-	1
Preferred stock - Series A, $0.001 par value, 6,000 shares authorized; 0 shares issued and outstanding	-	-	-
Preferred stock - Series B, $0.001 par value, 2,000 shares authorized; 0 shares issued and outstanding	-	-	-
Common stock, $0.001par value, 1,200,000,000 shares authorized; 499,871,337 and 493,726,405 shares issued and outstanding, respectively	499,871	-	499,871
Common stock to be issued, 906,373,564 and 907,379,814 shares, respectively	906,374	-	906,374
Additional paid in capital	299,667,352	6,378,799	306,046,151
Discount on preferred stock	-	-	-
Accumulated deficit	(318,717,287)	(6,403,199)	(325,120,486)
Total stockholders' deficit	(17,643,687)	(24,400)	(17,668,087)

Total liabilities and stockholders' deficit	$1,082	$-	$1,082

Schedule of operations
	Three Months Ended September 30, 2021	Restatement Adjustment	Three Months Ended September 30, 2021
	(As Reported)		(As Restated)

Revenues	$54	$-	$54

Operating Expenses:
Cost of revenues	-	-	-
Advertising	(4,578)	-	(4,578)
Payroll and related expense	66,693	-	66,693
Other general and administrative expenses	333,197	-	333,197
Total Operating Expenses	395,312	-	395,312

Loss From Operations	(395,258)	-	(395,258)

Other Income (Expense):
Interest expense	(699,254)	(479,951)	(1,179,205)
Change in derivative liability for authorized shares shortfall	2,641,481	-	2,641,481
Change in fair value of derivative liabilities	-	-	-
Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	4,332,489	(5,923,248)	(1,590,759)
Gain on forgiveness of debt	-	-	-
Gain (loss) on conversion of convertible notes	-	-	-
Total Other Income (Expense)	6,274,716	(6,403,199)	(128,483)

Net Income (Loss) Before Income Taxes	5,879,458	(6,403,199)	(523,741)

Provision for Income Taxes (Benefit)	-	-	-

Net Income (Loss)	5,879,458	(6,403,199)	(523,741)

Deemed dividend resulting from amortization of preferred stock discount	-	-	-
Deemed dividend from warrant price protection	-	-	-

Net Income (Loss) Available to Common Stockholders	$5,879,458	$(6,403,199)	$(523,741)

Net Income (Loss) Per Common Share:
Basic	$-	$-	$-
Diluted	$-	$-	$-

Weighted Average Common Shares Outstanding:
Basic	1,406,244,901	-	1,406,244,901
Diluted	1,406,244,901	-	1,406,244,901

	Nine Months Ended September 30, 2021	Restatement Adjustment	Nine Months Ended September 30, 2021
	(As Reported)		(As Restated)

Revenues	$1,660	$-	$1,660

Operating Expenses:
Cost of revenues	297	-	297
Advertising	18,125	-	18,125
Payroll and related expense	225,603	-	225,603
Other general and administrative expenses	953,927	-	953,927
Total Operating Expenses	1,197,952	-	1,197,952

Loss From Operations	(1,196,292)	-	(1,196,292)

Other Income (Expense):
Interest expense	(1,667,413)	(492,151)	(2,159,564)
Change in derivative liability for authorized shares shortfall	(159,633,797)	-	(159,633,797)
Change in fair value of derivative liabilities	300,885	-	300,885
Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	179,272,324	(5,911,048)	173,361,276
Gain on forgiveness of debt	192,521	-	192,521
Gain (loss) on conversion of convertible notes	(880)	-	(880)
Total Other Income (Expense)	18,463,640	(6,403,199)	12,060,441

Net Income (Loss) Before Income Taxes	17,267,348	(6,403,199)	10,864,149

Provision for Income Taxes (Benefit)	-	-	-

Net Income (Loss)	17,267,348	(6,403,199)	10,864,149

Deemed dividend resulting from amortization of preferred stock discount	(34,798,923)	-	(34,798,923)
Deemed dividend from warrant price protection	-	-	-

Net Income (Loss) Available to Common Stockholders	$(17,531,575)	$(6,403,199)	$(23,934,774)

Net Income (Loss) Per Common Share:
Basic	$(0.01)	$(0.01)	$(0.02)
Diluted	$(0.01)	$(0.01)	$(0.02)

Weighted Average Common Shares Outstanding:
Basic	1,405,511,082	-	1,405,511,082
Diluted	1,405,511,082	-	1,405,511,082

Schedule of cashflows
	Nine Months Ended September 30, 2021	Restatement Adjustment	Nine Months Ended September 30, 2021
	(As Reported)		(As Restated)
Cash flows from operating activities:
Net income (loss)	$17,267,348	$(6,403,199)	$10,864,149
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative liabilities	(300,885)	-	(300,885)
Change in derivative liability for authorized shares shortfall	159,633,797	-	159,633,797
Interest and amortization of debt discount	1,665,813	492,151	2,157,964
(Gain) loss on conversion of convertible notes payable	880	-	880
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	(179,272,324)	5,911,048	(173,361,276)
Gain on forgiveness of debt	(192,521)	-	(192,521)
Share-based compensation	166,855	-	166,855
Expenses paid directly by non-convertible note holder on behalf of company	-	158,371	158,371
Changes in operating assets and liabilities:
Prepaid expenses	97,132	-	97,132
Accounts payable and accrued expenses	187,022	-	187,022
Accrued payroll and related expenses	173,243	-	173,243
Deferred revenue	25,000	-	25,000
Net cash used in operating activities	(548,640)	158,371	(390,269)

Cash flows from financing activities:
Bank overdrafts	-	-	-
Proceeds from sale of Series X preferred shares	200,000	-	200,000
Proceeds from issuance of convertible notes payable	-	-	-
Proceeds from issuance of non-convertible notes payable	1,515,424	(1,158,371)	357,053
Repayment of non-convertible notes payable	(25,000)	25,000	-
Proceeds from advances	53,991	(25,000)	28,991
Repayments of advances	(20,178)	-	(20,178)
Cash paid in settlement of debt and warrants	(1,176,000)	1,000,000	(176,000)
Net cash provided by financing activities	548,237	(158,371)	389,866

Net decrease in cash	(403)	-	(403)

Cash, beginning of period	1,485	-	1,485

Cash, end of period	$1,082	$-	$1,082

Supplemental disclosures of cash flow information:
Cash paid during period for interest	$1,600	$-	$1,600
Cash paid during period for taxes	$-	$-	$-

Supplemental disclosure of non-cash investing and financing activities:
Amortization of discount on preferred stock	$34,798,923	$-	$34,798,923
Common shares issued upon conversion of convertible notes and accrued interest	$133,002	$-	$133,002
Series Y preferred shares issued as settlement for convertible notes payable, accrued interest and warrants	$1,314,678	$-	$1,314,678
Issuance of common shares previously to be issued	$1,006	$-	$1,006
Common shares contributed back to the Company and promptly retired	$-	$-	$-
Deemed dividend related to warrant price protection	$-	$-	$-
Derivative liability recognized as debt discount on newly issued convertible notes	$-	$-	$-
Reclassify accrued interest to convertible notes payable	$93,685	$-	$93,685
Reduction of derivative liabilities stemming from settlement of convertible notes payable, accrued interest and warrants in exchange for Series Y preferred shares	$4,834,911	$-	$4,834,911
Reduction of derivative liabilities stemming from settlement of convertible notes payable and accrued interest and cancelation of common shares and warrants for cash	$169,815,037	$-	$169,815,037
Series Z preferred shares issued as equity kicker for note payable	$387,262	$479,951	$867,213
Series Z preferred shares issued as part of settlement agreement	$632,020	$5,898,848	$6,530,868
Expenses paid directly by non-convertible note holder on behalf of company	$-	$158,371	$158,371
Settlement paid directly by CEO on behalf of company	$-	$1,000,000	$1,000,000
Settlement payment made directly by CEO on behalf of company	$-	$25,000	$25,000